Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 37,486	$ 33,065
Accounts receivable, net	8,045	29,548
Unbilled receivables	11,262	11,815
Inventories, net	11,267	12,187
Prepaid expenses and other current assets	7,116	6,012
Total current assets	75,176	92,627
Deferred income tax asset, net	0	8,734
Property, plant and equipment, net	9,511	13,188
Multi-client data library, net	50,914	60,384
Goodwill	19,565	23,585
Right-of-use assets	35,501	32,546
Other assets	2,926	2,130
Total assets	193,593	233,194
Current liabilities:
Current maturities of long-term debt	143,731	2,107
Accounts payable	33,418	49,316
Accrued expenses	16,363	30,328
Accrued multi-client data library royalties	21,359	18,831
Deferred revenue	3,648	4,551
Current maturities of operating lease liabilities	7,570	11,055
Total current liabilities	226,089	116,188
Long-term debt, net of current maturities	0	119,352
Operating lease liabilities, net of current maturities	38,372	30,833
Other long-term liabilities	222	1,453
Total liabilities	264,683	267,826
Common stock, $0.01 par value; authorized 26,666,667 shares; outstanding 14,333,101 and 14,224,787 shares at December 31, 2020 and 2019, respectively	143	142
Additional paid-in capital	958,584	956,647
Accumulated deficit	(1,011,516)	(974,291)
Accumulated other comprehensive loss	(19,913)	(19,318)
Total stockholders' deficit	(72,702)	(36,820)
Noncontrolling interests	1,612	2,188
Total deficit	(71,090)	(34,632)
Total liabilities and stockholders' deficit	$ 193,593	$ 233,194